Altegris Managed Futures Strategy Fund
RISK/RETURN
INVESTMENT OBJECTIVES:

The Fund's primary investment objective is to achieve positive absolute returns in rising and falling equity markets.  The Fund's secondary investment objective is to achieve its primary investment objective with less volatility than major equity market indices.

FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Altegris Managed Futures Strategy Fund Altegris Managed Futures Strategy Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	[1]	1.00%
[1]	The Fund's transfer agent charges a $15 wire fee for redemptions sent by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Altegris Managed Futures Strategy Fund Altegris Managed Futures Strategy Fund Class Y
Management Fees		1.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.12%
Total Annual Fund Operating Expenses		1.62%
[1]	Based on estimated amounts for the current fiscal year. The other expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The Fund estimates that underlying fund expenses, if presented, would be 0.80%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying funds which range from 15% to 30% of an underlying fund's profits.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Altegris Managed Futures Strategy Fund Altegris Managed Futures Strategy Fund Class Y	165	511	881	1,922

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES:

 The Fund seeks to achieve its primary investment objective by allocating its assets using two principal strategies:

  "Managed Futures" Strategy

  "Fixed Income" Strategy

The Managed Futures strategy is designed to capture returns related to trends in the commodity and financial futures markets by investing primarily in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles (collectively, "Underlying Funds"), as well as swap contracts and structured notes.  Each Underlying Fund invests according to a managed futures sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds and their respective sub-strategies.  Managed futures sub-strategies may include investment styles such as (i) long term trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) short-term systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities and (v) counter-trend or mean reversion strategies.  Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, or currency.

The Fund will execute its Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Funds, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Managed Futures investments outside of the Subsidiary.   The Subsidiary is subject to the same investment restrictions as the Fund.   The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the ranges may be higher or lower.

The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Managed Futures strategy.  The Fixed Income strategy will invest in a variety of investment grade fixed income securities.  The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years).  The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if, unrated determined to be of comparable quality.

The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity market in general and (2) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the equity market in general or the Managed Futures strategy.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation.  A summary of the adviser's process is as follows:

Asset Allocation	Sourcing	Evaluating	Portfolio Construction	Monitoring Risk Management Reallocation
Review top down economic variables as it relates to managed futures sub-strategies	Source quality investment management talent within respective sub-strategies	Qualify investment managers and investment vehicles, including funds, swaps and structured notes	Create portfolio of investment managers representing diversified investment sub-strategies	Ongoing monitoring of portfolio and underlying investment managers

Set asset allocation investment ranges relating to managed futures sub-strategies		Rigorous due diligence process	Assess portfolio variables including correlation among investment managers and overall portfolio risk	Rebalance between underlying funds and/or reallocate to new underlying funds

Access selected managers via security selection of underlying funds, swaps or structured notes

Generally, the adviser's investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the sub-strategies deployed.  The adviser expects to allocate the Fund's assets to Underlying Funds, swap or structured notes that represent at least three managed futures sub-strategies by asset class or manager style.  However, asset allocation will vary by sub-strategy and investment vehicle.  The Fund's investment portfolio is rebalanced both within the Managed Futures strategy and between the Managed Futures and Fixed Income strategies as a result of the adviser's monitoring policies.

Sub-Adviser's Investment Process

The sub-adviser's investment process for managing fixed income portfolios involves several key stages. First, a top-down macroeconomic outlook is developed on a regular basis.  Next, scenario analysis is performed to help determine portfolios' yield curve and sector positions.  Portfolios are then constructed by employing bottom-up security analysis, selecting issuers that meet the sub-adviser's investment criteria.  The sub-adviser's investment teams draw upon the expertise of global sector specialist and portfolio management teams and use internally generated fundamental and quantitative research inputs.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

  Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

  Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Regulatory Change Risk:  The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation.  Recently, the CFTC has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all Underlying Funds to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Fund manager.  Those performance based fees will be paid by the Underlying Fund to each manager without regard to the performance of other managers and the Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

  Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Fund will provide prospective investors with an opportunity to gain access to the managed futures asset class.  Traditionally, managed futures funds are either private placements available to accredited investors or public commodity pools with complex subscription documents.  The mutual fund format simplifies access for many investors.  Additionally, the Fund's adviser believes the Fund will be appropriate for investors seeking the non-correlation benefits of managed futures investing, relative to traditional stock and bond portfolios.  The adviser believes it has the expertise and experience to select Underlying Funds and other investments that may outperform asset class benchmarks.

PERFORMANCE:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 13, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 14, 2011
Prospectus Date	rr_ProspectusDate	Sep 23, 2011
Altegris Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's primary investment objective is to achieve positive absolute returns in rising and falling equity markets.  The Fund's secondary investment objective is to achieve its primary investment objective with less volatility than major equity market indices.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its primary investment objective by allocating its assets using two principal strategies:

  "Managed Futures" Strategy

  "Fixed Income" Strategy

The Managed Futures strategy is designed to capture returns related to trends in the commodity and financial futures markets by investing primarily in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles (collectively, "Underlying Funds"), as well as swap contracts and structured notes.  Each Underlying Fund invests according to a managed futures sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds and their respective sub-strategies.  Managed futures sub-strategies may include investment styles such as (i) long term trend-following, (ii) discretionary macro investing based on economic fundamentals and value, (iii) short-term systematic trading, (iv) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities and (v) counter-trend or mean reversion strategies.  Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, or currency.

The Fund will execute its Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Funds, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Managed Futures investments outside of the Subsidiary.   The Subsidiary is subject to the same investment restrictions as the Fund.   The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the ranges may be higher or lower.

The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Managed Futures strategy.  The Fixed Income strategy will invest in a variety of investment grade fixed income securities.  The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years).  The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if, unrated determined to be of comparable quality.

The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity market in general and (2) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the equity market in general or the Managed Futures strategy.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation.  A summary of the adviser's process is as follows:

Asset Allocation	Sourcing	Evaluating	Portfolio Construction	Monitoring Risk Management Reallocation
Review top down economic variables as it relates to managed futures sub-strategies	Source quality investment management talent within respective sub-strategies	Qualify investment managers and investment vehicles, including funds, swaps and structured notes	Create portfolio of investment managers representing diversified investment sub-strategies	Ongoing monitoring of portfolio and underlying investment managers

Set asset allocation investment ranges relating to managed futures sub-strategies		Rigorous due diligence process	Assess portfolio variables including correlation among investment managers and overall portfolio risk	Rebalance between underlying funds and/or reallocate to new underlying funds

Access selected managers via security selection of underlying funds, swaps or structured notes

Generally, the adviser's investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the sub-strategies deployed.  The adviser expects to allocate the Fund's assets to Underlying Funds, swap or structured notes that represent at least three managed futures sub-strategies by asset class or manager style.  However, asset allocation will vary by sub-strategy and investment vehicle.  The Fund's investment portfolio is rebalanced both within the Managed Futures strategy and between the Managed Futures and Fixed Income strategies as a result of the adviser's monitoring policies.

Sub-Adviser's Investment Process

The sub-adviser's investment process for managing fixed income portfolios involves several key stages. First, a top-down macroeconomic outlook is developed on a regular basis.  Next, scenario analysis is performed to help determine portfolios' yield curve and sector positions.  Portfolios are then constructed by employing bottom-up security analysis, selecting issuers that meet the sub-adviser's investment criteria.  The sub-adviser's investment teams draw upon the expertise of global sector specialist and portfolio management teams and use internally generated fundamental and quantitative research inputs.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

  Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

  Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Regulatory Change Risk:  The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation.  Recently, the CFTC has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all Underlying Funds to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Fund manager.  Those performance based fees will be paid by the Underlying Fund to each manager without regard to the performance of other managers and the Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

  Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Who Should Invest in the Fund?

The Fund will provide prospective investors with an opportunity to gain access to the managed futures asset class.  Traditionally, managed futures funds are either private placements available to accredited investors or public commodity pools with complex subscription documents.  The mutual fund format simplifies access for many investors.  Additionally, the Fund's adviser believes the Fund will be appropriate for investors seeking the non-correlation benefits of managed futures investing, relative to traditional stock and bond portfolios.  The adviser believes it has the expertise and experience to select Underlying Funds and other investments that may outperform asset class benchmarks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com
Altegris Managed Futures Strategy Fund | Altegris Managed Futures Strategy Fund Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922

[1]	The Fund's transfer agent charges a $15 wire fee for redemptions sent by wire transfer.
[2]	Based on estimated amounts for the current fiscal year. The other expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The Fund estimates that underlying fund expenses, if presented, would be 0.80%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying funds which range from 15% to 30% of an underlying fund's profits.